Leases - Schedule of Lease Cost (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Lease assets and liabilities
Operating lease right-of-use assets, net	$ 5,810,975	$ 6,007,527
Operating lease liabilities-current		641,564
Operating lease liabilities-noncurrent	3,042,152	3,301,395
Operating lease liabilities-total	3,042,152	3,942,959
Lease expenses
Operating lease expenses	114,495	79,867
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows – operating leases	$ (757,286)	$ (465,891)
Weighted average remaining lease term (in years)
Operating leases	29 years 6 months	1 year 6 months
Average discount rate
Operating leases	8.03%	5.99%
Selling, general & admin [Member]
Lease expenses
Operating lease expenses	$ 15,073	$ 8,765
Manufacturing costs [Member]
Lease expenses
Operating lease expenses	$ 99,422	$ 71,102